Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2024
Share-based payment arrangements [Abstract]
Explanation of Effect of Share-based Payments on Entity's Profit or Loss
The total cost relating to employee share-based payments is made up as follows:

	SA Rand
Figures in million	2024	2023	2022
Sisonke ESOP	—	—	91
Katleho ya Moruo ESOP	112	—	—
Management DSP	132	114	109
Total share-based payments	244	114	200

Disclosure of Terms and Conditions of Share-based Payment Arrangement
The shares were issued to the Harmony ESOP Trust (the Trust) on 4 April 2024. Each beneficiary under the scheme will be awarded 360 Participation Units (PU) from 1 July 2024, post year-end, if they qualified for the scheme upon its formation or within six months of the formation thereof. Thereafter, qualifying employees will be awarded PU on a pro-rata basis in line with the scheme rules. The PU will vest after a service period of five years commencing on 4 April 2024. The Katleho ya Moruo ESOP is equity-settled.

Award	Vesting	Performance criteria
PU*	The PU will vest after 5 years from the date on which the service period commenced.	The participant is still employed within the group.
*    Participation Unit refers to the vested rights of a beneficiary to an equal number of Harmony shares held by the Trust.

Termination of employees' participation in the share scheme is based on "no fault" and "fault" definitions:

•Fault	All unvested and unexercised PU are lapsed and cancelled
•No fault	Accelerated vesting occurs and all unvested and unexercised PU are settled in accordance with the rules of the plan.

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
Activity on share options

Number of DS
Activity on DS granted but not exercised	2024	2023
Balance at beginning of year	5 085 520	4 449 291
Options granted	1 993 119	2 318 254
Options exercised	(1 765 592)	(1 480 166)
Options forfeited and lapsed	(309 810)	(201 859)
Balance at end of year	5 003 237	5 085 520
34    Share-based payments continued
Employee share-based payments continued
Options granted under the Management Deferred Share Plan continued

	2024	2023
18 September 2019 – 3 years
Gain realised by participants on options exercised during the year (R million)	—	12
Weighted average share price at the date of exercise (SA Rand)	—	41.00
Remaining life (years)	—	—
18 September 2019 – 5 years
Gain realised by participants on options exercised during the year (R million)	3	2
Weighted average share price at the date of exercise (SA Rand)	90.60	47.41
Remaining life (years)	0.2	1.2
18 September 2020 – 3 years
Gain realised by participants on options exercised during the year (R million)	23	11
Weighted average share price at the date of exercise (SA Rand)	85.46	41.50
Remaining life (years)	—	0.2
18 September 2020 – 5 years
Gain realised by participants on options exercised during the year (R million)	4	2
Weighted average share price at the date of exercise (SA Rand)	90.60	47.41
Remaining life (years)	1.2	2.2
20 September 2021 – 3 years
Gain realised by participants on options exercised during the year (R million)	62	31
Weighted average share price at the date of exercise (SA Rand)	85.00	40.21
Remaining life (years)	0.2	1.2
20 September 2021 – 5 years
Gain realised by participants on options exercised during the year (R million)	9	4
Weighted average share price at the date of exercise (SA Rand)	90.60	47.41
Remaining life (years)	2.2	3.2
19 September 2022 – 3 years
Gain realised by participants on options exercised during the year (R million)	43	—
Weighted average share price at the date of exercise (SA Rand)	82.20	—
Remaining life (years)	1.2	—
19 September 2022 – 5 years
Gain realised by participants on options exercised during the year (R million)	7	—
Weighted average share price at the date of exercise (SA Rand)	93.32	—
Remaining life (years)	3.2	—

List of options granted but not yet exercised (listed by grant date)	Number of options	Remaining life (years)
As at 30 June 2024
Deferred shares
18 September 2019 – 5 years	99 992	0.2
18 September 2020 – 5 years	189 787	1.2
20 September 2021 – 3 years	692 409	0.2
20 September 2021 – 5 years	604 806	2.2
19 September 2022 – 3 years	1 007 583	1.2
19 September 2022 – 5 years	528 063	3.2
18 September 2023 – 3 years	1 429 778	2.2
18 September 2023 – 5 years	450 819	4.2
Total options granted but not yet exercised	5 003 237